INVENTORIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Jun. 30, 2014
Inventory Disclosure [Abstract]
Finished goods	$ 564,826	$ 967,800	$ 491,409
Raw materials	542,351	460,357	352,455
Total inventory	1,107,177	$ 1,428,157	$ 843,864
Consignment inventory	47,000
Inventory written off for obsolescence	$ 67,439